Preferred Stock	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Equity [Abstract]
Preferred Stock
(6)	Preferred Stock

On August 18, 2014, Alion issued 70 shares of Series A Preferred Stock to the Existing Second Lien Term Loan lenders. The Company issued 55 of the 70 shares to ASOF II Investments, LLC (ASOF) and the balance to Phoenix Investment Adviser, LLC (Phoenix), the other Existing Second Lien Term Loan lender. The 70 shares of Series A Preferred Stock are the only preferred stock of the Company. The 70 shares of Series A Preferred Stock have the following terms: a penny per share par value; a $10.00 liquidation preference; no dividend rights; no conversion rights; rank superior to the common stock of the Company; and are not redeemable by the Company.

Upon the issuance of the Series A Preferred Stock, Alion executed a Series A Preferred Stock Certificate of Designation that set out the rights of holders of Alion’s Series A Preferred Stock. The holders of a majority of the Series A Preferred Stock have the right, but are not required, to elect a majority of Alion’s directors. The majority of each committee of the Board of Directors must be comprised of directors elected by the holders of the Series A Preferred Stock. Directors elected by the holders of Series A Preferred Stock have super voting rights as compared to directors elected by Alion’s stockholders generally. The vote of the majority of the directors elected by the Series A Preferred Stock at a meeting of the Board of Directors or any committee thereof is required for any action to be approved by the Board of Directors or any committee thereof.

A majority vote by holders of the Series A Preferred Stock is deemed to be a majority vote of all of Alion’s voting stock and is necessary and sufficient to approve any and all matters that require a shareholder vote. The Series A Preferred Stock is voted as a block as determined by the holders of a majority of the Series A Preferred Stock, currently ASOF. The consent of the holders of a majority of the Series A Preferred Stock is required for Alion or any of its subsidiaries to do, among other things, the following:

•	change the nature of its business;

•	amend its charter, by-laws or other organizational documents;

•	approve its annual budget;

•	incur liens;

•	change auditors, fiscal year or accounting methods unless by law or GAAP;

•	transfer or sell assets outside the ordinary course of business;

•	make any acquisitions and investments other than in the ordinary course of its business;

•	enter into or amend any transaction with affiliates;

•	merge or consolidate with another company;

•	sell, issue or redeem equity securities or securities convertible into equity;

•	make or pay any dividends or other distributions on account of its common stock (other than ESOP distributions and those permitted under its new Stockholders’ Agreement);

•	authorize certain capital expenditures;

•	make optional prepayments on certain of its debt;

•	incur additional debt other than certain permitted debt;

•	effect a recapitalization, or enter into a liquidation, dissolution, merger or reorganization; and

•	amend its ESOP.

(6)	Preferred Stock

On August 18, 2014, Alion issued 70 shares of Series A Preferred Stock to the Second Lien lenders. The Company issued 55 of the 70 shares to ASOF and the balance to Phoenix, the other Second Lien lender. The 70 shares of Series A Preferred Stock are the only preferred stock of the Company. The 70 shares of Series A Preferred Stock have: a penny per share par value; a $10.00 per share liquidation preference; no dividend rights; no conversion rights; rank superior to the common stock of the Company; and are not redeemable by the Company.

Alion executed a Preferred Stock Certificate of Designation that set out the rights of holders of Alion’s Series A Preferred Stock. The holders of a majority of the Series A Preferred Stock have the right, but are not required, to elect a majority of Alion’s directors. The majority of each committee of the Board of Directors must be comprised of directors elected by the holders of the Series A Preferred Stock. Directors elected by the holders of Series A Preferred Stock have supervoting rights as compared to directors elected by Alion’s stockholders generally, and the vote of the majority of the directors elected by the Series A Preferred Stock at a meeting of the Board of Directors or any committee thereof is required for any action to be approved by the Board of Directors or any committee thereof.

A majority vote by holders of the Series A Preferred Stock is deemed to be a majority vote of all of Alion’s voting stock and is necessary and sufficient to approve any and all matters that require a shareholder vote. The Series A Preferred Stock is voted as a block as determined by the holders of a majority of the Series A Preferred Stock, currently ASOF. The consent of the holders of a majority of the Series A Preferred Stock is required for Alion to do, among other things, the following:

•	change the nature of our business;

•	amend our charter, by laws or other organizational documents or those of our Subsidiaries;

•	approve our annual budget;

•	create liens on our assets;

•	transfer or sell assets outside the ordinary course of our business;

•	make any acquisitions and investments other than in the ordinary course of our business;

•	enter into or amend any transaction with affiliates;

•	merge or consolidate with another company;

•	make or pay any dividends or other distributions on account of our common stock (other than ESOP distributions and those permitted under our new Stockholders’ Agreement);

•	authorize certain capital expenditures;

•	make optional prepayments on certain of our debt;

•	incur additional debt other than certain permitted debt; and

•	amend our ESOP.